As filed with the Securities and Exchange Commission on January 12, 2017

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 437	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 439	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (February 10, 2017) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 437 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 92, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 437 is filed solely for the purpose of designating February 10, 2017 as the new effective date of Post-Effective Amendment No. 92, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 118 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 130 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 141 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 153 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 163 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 173 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 183 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 193 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 203 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 213 to the Trust’s Registration Statement, as filed May 7, 2015, Post-Effective Amendment No. 223 to the Trust’s Registration Statement, as filed June 4, 2015, Post-Effective Amendment No. 233 to the Trust’s Registration Statement, as filed July 2, 2015, Post-Effective Amendment No. 243 to the Trust’s Registration Statement, as filed July 30, 2015, Post-Effective Amendment No. 253 to the Trust’s Registration Statement, as filed August 27, 2015, Post-Effective Amendment No. 263 to the Trust’s Registration Statement, as filed September 24, 2015, Post-Effective Amendment No. 273 to the Trust’s Registration Statement, as filed October 22, 2015, Post-Effective Amendment No. 285 to the Trust’s Registration Statement, as filed November 19, 2015, Post-Effective Amendment No. 295 to the Trust’s Registration Statement, as filed December 17, 2015, Post-Effective Amendment No. 305 to the Trust’s Registration Statement, as filed January 14, 2016, Post-Effective Amendment No. 315 to the Trust’s Registration Statement, as filed February 11, 2016, Post-Effective Amendment No. 325 to the Trust’s Registration Statement, as filed March 10, 2016, Post-Effective Amendment No. 335 to the Trust’s Registration Statement, as filed April 7, 2016, Post-Effective Amendment No. 345 to the Trust’s Registration Statement, as filed May 5, 2016, Post-Effective Amendment No. 355 to the Trust’s Registration Statement, as filed June 2, 2016, Post-Effective Amendment No. 365 to the Trust’s Registration Statement, as filed June 30, 2016, Post-Effective Amendment No. 375 to the Trust’s Registration Statement, as filed July 28, 2016, Post-Effective Amendment No. 385 to the Trust’s Registration Statement, as filed August 25, 2016, Post-Effective Amendment No. 395 to the Trust’s Registration Statement, as filed September 22, 2016, Post-Effective Amendment No. 405 to the Trust’s Registration Statement, as filed October 20, 2016, Post-Effective Amendment No. 417 to the Trust’s Registration Statement, as filed November 17, 2016, and Post-Effective Amendment No. 427 to the Trust’s Registration Statement, as filed December 15, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 437 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of January, 2017.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	January 12, 2017
Brent R. Harris*

	Trustee	January 12, 2017
Douglas M. Hodge*

	Trustee	January 12, 2017
George E. Borst*

	Trustee	January 12, 2017
E. Philip Cannon*

	Trustee	January 12, 2017
Jennifer H. Dunbar*

	Trustee	January 12, 2017
Gary F. Kennedy*

	Trustee	January 12, 2017
Peter B. McCarthy*

	Trustee	January 12, 2017
Ronald C. Parker*

	President (Principal Executive Officer)	January 12, 2017
Peter G. Strelow*
	Treasurer (Principal Financial and Accounting Officer)	January 12, 2017
Trent W. Walker*

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016 and incorporated by reference herein.